Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

April 20, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Variable Income Trust

(filing relates to Western Asset Core Plus VIT Portfolio (the “Fund”))

(File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Income Trust, a Maryland statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 78 to the registration statement for the Registrant (the “Amendment”), relating to the Fund on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment, which is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of certain changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485, is to be effective on May 1, 2015.

The Amendment is also being filed to respond to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”). On March 25, 2015, the Registrant received comments from Elisabeth Bentzinger of the Staff regarding Post-Effective Amendment No. 76 to the Registrant’s registration statement on Form N-1A relating to the Fund, as filed with the Commission on February 11, 2015. Following are the comments received from Ms. Bentzinger and the Registrant’s responses on behalf of the Fund.

General

1. Comment: Please update the Fund’s series and class identifiers in the Edgar system to reflect the new name of the Fund.

Response: The Registrant confirms that it has updated the Fund’s series and class identifiers in the Edgar system to reflect the new name of the Fund.

2. Comment: Please conform the facing sheet to Form N-1A, adding boxes to indicate the alternatives for when the filing is proposed to become effective.

Response: The Registrant has made the requested change.

Prospectus

1. Comment: Please revise the Fund’s investment objective so that it stands on its own (without referring to the average duration stated under “Principal investment strategies”), or explain supplementally how contract holders will understand the objective when it appears in a variable product’s prospectus, a fact sheet or another marketing piece.

Response: As requested by the Staff, the Registrant has revised the presentation of the Fund’s investment objective to read as follows: “The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.”

2. Comment: Please remove the footnote to the fee table that refers to estimated expenses since the Fund has been in operation for a number of years.

Response: In response to the Staff’s comment, the Registrant has changed the footnote in the prospectus for the Fund’s Class I shares to clarify that “Other expenses” are restated to reflect current expenses.

3. Comment: Please confirm that the information regarding Fund expenses, as it appears in the expense example, only takes the contractual waiver of fees and expenses into account for a one-year period.

Response: The Registrant confirms that such is the case.

4. Comment: Please include a definition of fixed income securities in the Principal investment strategies section.

Response: The Registrant respectfully submits that the portion of the Fund’s statutory prospectus titled “More on the fund’s investment strategies, investments and risks - Fixed income securities” contains a definition of fixed income securities. The Registrant notes that Item 4 calls for a summary of a fund’s principal investment strategies (i.e., the disclosure required under Item 9(b)(1) of Form N-1A) and believes that it is appropriate to include the definition in the statutory prospectus.

5. Comment: Please disclose in the Principal investment strategies section the lowest rating of securities in which the Fund may invest and whether the Fund may invest in bonds that are in default.

Response: The Registrant notes that the portion of the Fund’s summary prospectus titled “Principal investment strategies” states that the Fund can invest up to 20% of its total assets in below-investment grade securities. Distressed debt could be included among such investments. However, the Registrant does not believe that it would be appropriate to refer specifically to distressed debt in the Prospectus, as it does not expect investments in such securities to be a principal investment strategy of the Fund.

6. Comment: Please confirm supplementally that the Fund will segregate the full notional amount to cover its obligations when writing credit default swaps.

Response: The Fund will segregate assets with respect to its derivatives positions in a manner it determines to be appropriate in light of Securities Trading Practices of Registered Investment Companies, Investment Company Act Release No. 10666 (Apr. 18, 1979), the Staff’s related no-action letters, and other published Staff interpretative materials.

7. Comment: The following risks described in the Principal risks section do not appear to correspond to principal investment strategies of the Fund:

•	Emerging markets risk

•	Sovereign debt risk

•	Risk of investing in fewer issuers

•	Risks relating to inflation-indexed securities

•	Asset-backed securities risk

Response: In response to the Staff’s comment, the Registrant has added a reference to asset-backed securities to the section of the Prospectus titled “Principal investment strategies” and has deleted “Risk of investing in fewer issuers” and “Risks relating to inflation-indexed securities” from the section titled “Principal risks.” The Registrant notes that the Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers and, therefore, believes “Emerging markets risk” and “Sovereign debt risk” may be principal risks of the Fund. The Registrant also notes that investments in foreign and emerging markets and sovereign debt are discussed in greater detail under the section titled “More on the fund’s investment strategies, investments and risks.”

8. Comment: Please expand the discussion of credit risk to address the possibility that an issuer may fail to pay principal and interest.

Response: The Registrant respectfully advises the Staff that the discussion of credit risk in the section titled “Principal risks” currently addresses the possibility of default by an issuer.

9. Comment: Please clarify which subadviser each portfolio manager works for.

Response: As requested by the Staff, the Registrant has revised the disclosure to clarify that each individual named in the section titled “Management” is employed by Western Asset Management Company.

10. Comment: In the section titled “More on the fund’s investment strategies, investments and risks,” please distinguish which of the strategies described are principal and which are not principal.

Response: The Registrant respectfully submits that the current disclosure is consistent with the requirements of Form N-1A. The Fund’s principal investment strategies are identified under the headings “Principal investment strategies,” while more information on such strategies, as well as additional information, is provided in the section titled “More on the fund’s investment strategies, investments and risks.” The Registrant does not believe that dividing this section into additional subsections is required or that it would be of material benefit to investors.

11. Comment: If there are principal investment strategies described under “More on the Fund’s investment strategies, investments and risks” and not in the summary portion of the prospectus, please expand the summary accordingly.

Response: The Registrant advises the Staff that it believes that the Fund’s principal investment strategies are described in the section titled “Principal investment strategies.”

12. Comment: In the fourth paragraph of the section titled “More on the fund’s investment strategies, investments and risks,” please clarify what is meant by the reference to “investment limitations set forth above.”

Response: The Registrant has revised the disclosure to clarify that the investment limitation refers to extent to which the Fund may invest in securities of non-U.S. issuers.

13. Comment: In the paragraph titled “Variable and floating rate securities,” please consider explaining that the value of inverse floaters tend to move in the opposite direction of changes in interest rates.

Response: The Registrant has revised the disclosure as requested.

14. Comment: Please make it clear that the risks described in the section titled “More on risks of investing in the fund” are principal risks of the Fund.

Response: The Registrant respectfully submits that the current disclosure is consistent with the requirements of Form N-1A. The Fund’s principal risks are identified under the heading “Principal risks,” while more information on such risks, as well as additional risk information, is provided in the section titled “More on the fund’s investment strategies, investments and risks.” The Registrant does not believe that dividing this section into additional subsections is required or that it would be of material benefit to investors.

15. Comment: In the section titled “Availability of the fund,” please disclose the maximum time the Fund will take to inform an investor if the Fund rejects a purchase order.

Response: The Registrant supplementally advises the Staff that, if the Fund were to reject a purchase order, the Fund would expect to inform the prospective investor as soon as possible under the circumstances. The Registrant is unable to specify the precise timing of such notice as that would depend on the circumstances.

16. Comment: In the section titled “Redemption of shares,” please revise the disclosure to clarify that the Fund will apply the net asset value next determined after receipt by the Fund’s agent (for example, the insurance company) of a redemption order from a contract owner and not the Fund’s receipt of the order from the separate account.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure to clarify that the Fund will apply the net asset value next determined after receipt by the Fund, through its agent.

17. Comment: In the section titled “Redemption of shares,” to avoid investor confusion please indicate that redemption proceeds will be paid to a contract owner within seven days after receipt by the Fund’s agent of a redemption request in good order.

Response: The Registrant notes that, as described in the section titled “Redemption of shares,” the Fund will ordinarily make payment to its shareholder (in this example, the applicable life insurance company separate account) within one business day after receipt of a redemption request in good order. The Registrant respectfully submits that it is then the responsibility of the life insurance company to provide redemption proceeds to the contract owner in a timely manner.

18. Comment: In the section titled “Redemption of shares,” please explain supplementally how an insurance company separate account may accept and hold in-kind securities. Further, please disclose that, in such event, the investor would face market risk until it could dispose of such securities.

Response: The Registrant respectfully submits that the Fund reserves the right to pay redemption proceeds by delivering securities instead of cash, and that insurance companies investing in the Fund are made aware of that right. The Registrant believes that, if the Fund were to make an in-kind distribution of securities, it would be the responsibility of the insurance company to address any issues that may arise in connection therewith. In addition, the Registrant respectfully notes that the Prospectus discloses that a shareholder receiving securities may receive a lower value when disposing of such securities, which the Registrant believes to be the main concern that the Staff wished to address in its comment regarding market risk.

19. Comment: In the section titled “Share price,” please remove the reference to an adjustment for any applicable sales charge.

Response: The Registrant has made the change as requested.

20. Comment: In the section titled “Share price,” please revise the disclosure to clarify that orders must be received by the Fund’s agent, not the Fund’s transfer agent, to receive the next determined price of the Fund’s shares.

Response: The Registrant has revised the disclosure as requested.

21. Comment: The second sentence of the third paragraph in the section titled “Share price” seems to indicate that a contract holder who provides the Fund’s agent with a purchase order or redemption request by 4:00 p.m. may not receive that day’s net asset value. If this is so, please explain how this does not run afoul of Rule 22c-1.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure to clarify that orders to buy or redeem shares must be received by the Fund through its agent by the close of the NYSE and that the agent must transmit such orders to the transfer agent within the time period agreed to by such parties.

Statement of Additional Information (“SAI”)

1. Comment: On page 28, when discussing the Fund’s need to segregate assets to cover its obligations, please provide additional disclosure regarding the manner in which such amounts may be segregated and whether the method of segregation differs according to the type of derivative.

Response: The Registrant respectfully submits that additional information on the Fund’s practices with respect to segregating assets for the purpose of covering its obligations is described in greater detail under the heading “Cover” on page 35 of the SAI.

2. Comment: In the section titled “Commodity Exchange Regulation,” please consider disclosing that if the adviser could no longer rely on the exclusion from registration as a commodity pool operator, the Fund would have to comply with certain CFTC rules regarding commodity pools that could impose additional regulatory requirements, compliance obligations and expenses for the Fund.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure as requested.

3. Comment: In the second paragraph of the section titled “Investment Policies,” please carve out borrowing and illiquid securities from the statement that percentage restrictions are measured as of the time of investment.

Response: The Registrant has revised the second paragraph of the section titled “Investment Policies” to indicate that any exception to the general proposition that compliance with percentage restrictions is determined as of the time of investment is discussed below in the SAI. In addition, as noted in response to Comment #4 below, the Registrant has revised the paragraph describing its non-fundamental policy regarding investments in illiquid securities. With respect to restrictions on borrowing, the Registrant respectfully notes that Section 18(g) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that the five percent carve-out for bank loans from the definition of “senior security” is measured as of the time the loan is made. The 300% asset coverage requirement under Section 18(f)(1) of the 1940 Act, however, is measured on a more current basis, as described in the Fund’s SAI in the explanatory paragraph following the list of the Fund’s fundamental investment policies.

4. Comment: In the description of the Fund’s non-fundamental policy regarding illiquid securities, please disclose that the 15% restriction is not measured solely at the time of investment.

Response: As the Fund’s non-fundamental policy relating to investments in illiquid securities has not changed, the statement of the policy itself in the Fund’s SAI has not been revised. However, in response to the Staff’s comment, the Registrant has expanded the disclosure to clarify that the Fund monitors the portion of its total assets that are invested in illiquid securities on an ongoing basis, not only at the time of investment in such securities.

5. Comment: On page 60, please ensure that statements regarding 1% and 5% ownership of the Fund’s securities are made as of a specified date within 30 days of the filing date of the amendment to the registration statement.

Response: The Registrant confirms that the Amendment has disclosed information regarding 1% and 5% ownership of the Fund’s securities as of a date within 30 days of the filing date of the Amendment.

6. Comment: With respect to information regarding 5% ownership of the Fund’s securities, please indicate whether the securities reported are owned of record, beneficially or both.

Response: The Registrant confirms that the securities reported for the 5% ownership information are owned of record, as the Registrant is not in possession of information regarding the beneficial ownership of its securities.

7. Comment: If applicable, please provide the information regarding control persons required under Item 18(a) of Form N-1A.

Response: As requested by the Staff, the Registrant has added disclosure explaining that shareholders who are deemed to “control” the Fund may be able to determine or significantly influence the outcome of matters submitted to a vote of the Fund’s shareholders.

8. Comment: Item 20(c) of Form N-1A requires disclosure regarding any shares of the Fund that are beneficially owned by each portfolio manager. Please explain supplementally how Fund shares available through purchase of a variable insurance product do not meet the definition of “beneficial ownership” as defined in Rule 16a-1(a)(2) of the Securities Exchange Act.

Response: In response to the Staff’s comment, the Registrant has deleted the statement explaining that the named investment professionals cannot invest directly in the Fund, because (as the Staff suggests) it does not appear to be relevant to the requirement to disclose their beneficial ownership in securities of the Fund.

9. Comment: In the section titled “Redemption of Shares,” please revise the disclosure to clarify that redemption requests will be effected at the net asset value next determined after receipt by the Fund’s agent and not by the Fund.

Response: The Registrant has revised the disclosure to clarify that redemption requests will be effected at the net asset value next determined after receipt by the Fund, through its agent.

10. Comment: Please disclose the aggregate dollar amount of any underwriting commissions paid to and amounts retained by the Fund’s principal underwriter for each of the Fund’s last three fiscal years. In addition, please provide information required under Item 25(b) of Form N-1A regarding commissions and other compensation received by the Fund’s principal underwriter.

Response: The Registrant advises the Staff that the Fund did not pay any commissions or other compensation to the Fund’s principal underwriter within the Fund’s past three fiscal years.

Part C

1. Comment: Please explain supplementally the legal basis for not obtaining the consent of Morgan, Lewis & Bockius LLP and Sullivan & Worcester LLP, each of which is named in the Fund’s SAI. In addition, please ensure that an updated consent of KPMG LLP is included with the next post-effective amendment to the registration statement.

Response: The Registrant supplementally submits that, while Section 7(a)(1) of the 1933 Act requires a registrant to obtain the written consent of “any accountant, engineer, or appraiser,

or any person whose profession gives authority to a statement made by him, is named as having prepared or certified any part of the registration statement, or is named as having prepared or certified a report or valuation for use in connection with the registration statement,” neither Morgan, Lewis & Bockius LLP nor Sullivan & Worcester LLP is named in the Amendment in such context. The Registrant confirms that the Amendment includes an updated consent of KPMG LLP.

Signature Page

1. Comment: Please indicate that the registration statement is signed by the Registrant’s principal accounting officer.

Response: The signature page specifies that Mr. Richard F. Sennett signed the Registration Statement in his capacity as the Fund’s Principal Financial Officer. Section 6(a) of the Securities Act states that “[a]ny security may be registered with the Commission under the terms and conditions hereinafter provided, by filing a registration statement in triplicate, at least one of which shall be signed by each issuer, its principal executive officer or officers, its principal financial officer, its comptroller or principal accounting officer, and the majority of its board of directors or persons performing similar functions….” The Registrant respectfully submits that the roles and functions of a principal accounting officer and comptroller clearly are subsumed under Mr. Sennett’s official title of “Principal Financial Officer.” Accordingly, the Registrant does not believe it is necessary to modify Mr. Sennett’s title on the signature page.

In connection with the responses provided above, the Registrant is furnishing a “Tandy” representation letter as Exhibit A hereto.

Please contact the undersigned at 617-951-8267 with any questions or comments you might have regarding the above.

Sincerely,

/s/ Barry N. Hurwitz

Exhibit A

Legg Mason Partners Variable Income Trust

620 Eighth Avenue

New York, NY 10018

April 20, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Variable Income Trust

(filing relates to Western Asset Core Plus VIT Portfolio (the “Fund”))

(File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

In connection with its review of Post-Effective Amendment No. 76 to the registration statement on Form N-1A for the Registrant, relating to the Fund, as filed with the Securities and Exchange Commission (the “Commission”) on February 11, 2015, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the staff of the Commission (the “Staff”):

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Variable Income Trust

By:	/s/ Rosemary D. Emmens
	Name:	Rosemary D. Emmens
	Title:	Assistant Secretary